Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net interest income		$ 32,733	$ 35,796	$ 30,377
– interest income	[1],[2]	108,631	100,868	52,826
– interest expense	[3]	(75,898)	(65,072)	(22,449)
Net fee income		12,301	11,845	11,770
– fee income		16,266	15,616	15,124
– fee expense		(3,965)	(3,771)	(3,354)
Net income from financial instruments held for trading or managed on a fair value basis	[4]	21,116	16,661	10,278
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		5,901	7,887	(13,831)
Insurance finance (expense)/income		(5,978)	(7,809)	13,799
Insurance service result		1,310	1,078	809
– insurance revenue		2,752	2,259	1,977
– insurance service expense		(1,442)	(1,181)	(1,168)
Gain on acquisition	[5]	0	1,591	0
Gains/(losses) recognised on sale of business operations	[6]	(1,752)	(61)	(2,678)
Other operating income/(expense)	[7]	223	(930)	96
Total operating income	[8]	65,854	66,058	50,620
Change in expected credit losses and other credit impairment charges		(3,414)	(3,447)	(3,584)
Net operating income		62,440	62,611	47,036
Employee compensation and benefits		(18,465)	(18,220)	(18,003)
General and administrative expenses		(10,498)	(10,383)	(10,848)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[9]	(1,845)	(1,640)	(2,149)
Amortisation and impairment of intangible assets		(2,235)	(1,827)	(1,701)
Total operating expenses		(33,043)	(32,070)	(32,701)
Operating profit		29,397	30,541	14,335
Share of profit in associates and joint ventures		2,912	2,807	2,723
Impairment of interest in associate		0	(3,000)	0
Profit before tax		32,309	30,348	17,058
Tax expense		(7,310)	(5,789)	(809)
Profit for the year		24,999	24,559	16,249
Attributable to:
– ordinary shareholders of the parent company		22,917	22,432	14,346
– preference shareholders of the parent company		0	0	0
– other equity holders		1,062	1,101	1,213
– non-controlling interests		1,020	1,026	690
– profit for the year		$ 24,999	$ 24,559	$ 16,249
Basic earnings per ordinary share (in dollars per share)		$ 1.25	$ 1.15	$ 0.72
Diluted earnings per ordinary share (in dollars per share)		$ 1.24	$ 1.14	$ 0.72

[1]	Interest income includes $93,388m (2023: $88,657m; 2022: $45,994m) of interest recognised on financial assets measured at amortised cost and $15,273m
(2023: $12,134m; 2022: $6,293m) of interest recognised on financial assets measured at fair value through other comprehensive income. It also includes a net
$237m loss related to the early redemption of legacy securities.

[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $72,594m (2023: $62,095m; 2022: $20,798m) of interest on financial instruments, excluding interest on debt instruments issued by
HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[4]	Includes a $255m gain (2023: $315m loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada and a $114m mark-to-market gain (2023:nil) on interest rate hedging of the portfolio of retained loans post sale of our retail banking business in France.

[5]	Gain recognised in respect of the acquisition of SVB UK.
[6]	This line item has been updated to include amounts from Other operating income relating to all sales of business operations; in the 2023 Annual Report and Accounts, this line item only reflected the disposal of our France retail banking business. The amount in 2024 includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $255m gain on the foreign exchange hedging
(see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France. The amount in 2022 included losses from classifying businesses as held for sale as part of a broader restructuring of our European business.

[7]	Other operating income/(expense) includes a loss on net monetary positions of $1,187m (2023: $1,667m; 2022: $678m) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[8]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[9]	Includes depreciation of the right-of-use assets of $711m (2023: $663m; 2022: $717m).